Debt (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Summary of Debt

A summary of debt as of December 31, 2015 and 2014, including drawings under credit lines, is as follows:

	2015			2014
	Industrial Activities	Financial Services	Consolidated	Industrial Activities	Financial Services	Consolidated
	(in millions)
Bonds (*):
Matured in 2015, interest rate of 5.250%	$—	$—	$—	$1,214	$—	$1,214
Payable in 2018, interest rate of 6.250%	1,306	—	1,306	1,457	—	1,457
Payable in 2019, interest rate of 2.750%	1,089	—	1,089	1,214	—	1,214
Payable in 2021, interest rate of 2.875%	762	—	762	850	—	850
Payable in 2025, interest rate of 3.500%	109	—	109	—	—	—
Payable in 2016, interest rate of 7.250%	254	—	254	253	—	253
Payable in 2017, interest rate of 7.875%	1,526	—	1,526	1,535	—	1,535
Payable in 2016, interest rate of 6.250%	—	500	500	—	500	500
Matured in 2015, interest rate of 3.875%	—	—	—	—	750	750
Payable in 2018, interest rate of 3.625%	—	600	600	—	598	598
Payable in 2017, interest rate of 3.250%	—	500	500	—	500	500
Payable in 2019, interest rate of 3.375%	—	500	500	—	500	500
Payable in 2018, interest rate of 3.875%	—	600	600	—	—	—
Payable in 2020, interest rate of 4.375%	—	600	600	—	—	—
Other Debt:
Asset-backed debt	13	12,986	12,999	26	13,561	13,587
Other debt	2,199	2,844	5,043	3,630	3,006	6,636
Intersegment debt	1,046	2,089	—	1,341	4,671	—
Total Debt	$8,304	$21,219	$26,388	$11,520	$24,086	$29,594

(*)	Includes unamortized debt discounts/premiums and fair value hedge adjustments.

Minimum Annual Repayment of Debt

A summary of the minimum annual repayments of debt as of December 31, 2015, for 2016 and thereafter is as follows:

	Industrial Activities	Financial Services	Consolidated
	(in millions)
2016	$1,252	$8,355	$9,607
2017	1,892	3,999	5,891
2018	1,773	3,777	5,550
2019	1,318	1,949	3,267
2020	59	898	957
2021 and thereafter	964	152	1,116
Intersegment	1,046	2,089	—
Total	$8,304	$21,219	$26,388